Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2014	$12,819
2015	12,271
2016	10,763
2017	7,421
2018	5,875
Thereafter	14,162
$63,311